Leasing - Schedule of Lease Liabilities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 433		R$ 354
Addition	39		55
Lease liability received in the business combination			3
Accrued interest	28	[1]	38
Payment of principal portion of lease liability	(72)		(67)
Payment of interest	(6)		(5)
Disposals (contracts terminated)	(11)		(13)
Remeasurement	18		68	[2]
Balance ending	429		433
Non-current liabilities	350
Current liabilities	79		79
PIS/PASEP and COFINS [member]
IfrsStatementLineItems [Line Items]
Accrued interest	R$ 1		R$ 2

[1]

Financial expenses recognized in the Statement of income are net of incorporation of the credits for PIS/Pasep and Cofins taxes on payments of rentals, in the amounts of R$1 in 2024 (R$2 on December 31, 2023).

[2]	The Company identified events that give rise to restatement and modifications of their principal contracts; the leasing liability was remeasured with an adjustment to the asset of Right of Use.